Provisions (Tables)	12 Months Ended
Mar. 31, 2025
TextBlock1 [Abstract]
Components of and Changes in Provisions
The components of and changes in provisions for the year ended March 31, 2025 are as follows:

	Yen (millions)
	Product warranties	Other	Total
Balance as of April 1, 2024	¥815,190	¥136,533	¥951,723

Additional provisions	¥454,502	¥112,452	¥566,954
Write-offs	(357,345)	(45,832)	(403,177)
Reversal	(43,784)	(1,632)	(45,416)
Exchange differences on translating foreign operations	(10,460)	(3,909)	(14,369)

Balance as of March 31, 2025	¥858,103	¥197,612	¥1,055,715

Current Liabilities and Non-current Liabilities of Provisions
Current liabilities and
non-current
liabilities of provisions as of March 31, 2024 and 2025 are as follows:

	Yen (millions)
	2024	2025
Current liabilities	¥566,722	¥388,441
Non-current liabilities	385,001	667,274

Total	¥951,723	¥1,055,715